Acquisition of Nova E-Commerce, Ltd. - Schedule of Business Acquisition, Pro Forma Information (Details) (Parenthetical) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 28, 2018	Feb. 28, 2017	Aug. 31, 2017	Aug. 31, 2016
Stock based compensation			$ 833,334	$ 231,667	$ 1,173,334
Employee Compensation [Member]
Stock based compensation	$ 24,167	$ 48,333	96,668	48,333	193,333	0
Consulting Fees [Member]
Stock based compensation	$ 300,833	$ 231,667	$ 833,334	$ 231,667	$ 1,173,334	$ 0